UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York  10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2017
(unaudited)

Amount	General Obligation Bonds (46.2%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.7%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,697,347

	Canby, Oregon
1,060,000	5.000%, 06/01/27	A1/NR/NR	1,187,264
1,405,000	4.000%, 12/01/24 AGMC Insured	A1/NR/NR	1,528,724

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa1/NR/NR	1,264,072

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	711,655

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,826,329

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,223,271
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,392,944

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,470,080

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,830,338
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,892,970
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,952,181

	Portland, Oregon Limited Tax Improvement
215,000	4.000%, 06/01/22 2011 Series A	Aaa/NR/NR	216,647

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,666,657
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,227,107

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	845,632

	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,873,690

	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	2,012,277
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,100,602

	Washington County, Oregon
5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	5,635,415

	Total City & County		36,555,202

	Community College (4.1%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,080,114

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,034,168
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,408,178
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,384,257

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,417,300

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,697,029

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,112,080

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,137,031
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,996,488

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,828,378

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,261,555
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,193,130

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,054,828

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,544,015

	Total Community College		26,148,551

	Higher Education (0.9%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,212,250
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,162,778

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,291,177
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,292,435

	Total Higher Education		5,958,640

	Hospital (0.8%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,441,772
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,244,429
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,168,840
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,394,400

	Total Hospital		5,249,441

	Housing (0.1%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	551,634
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	401,148

	Total Housing		952,782

	School District (22.2%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,975,452
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,817,340
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,660,515
1,975,000	5.000%, 06/15/31	Aa1/AA+/NR	2,384,023

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	1,170,010

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,094,300
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,293,217

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,247,390
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,620,900
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,332,369

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,222,790

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,873,627
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,179,844

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,213
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	913,378

	Hood River County, Oregon School District
2,825,000	4.000%, 06/15/29	NR/AA+/NR	3,148,237
1,135,000	4.000%, 06/15/30	NR/AA+/NR	1,254,357
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,638,344

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,651,356

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,485,288

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,234,548
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,165,125
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	3,016,449
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,483,321

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,217,630
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,092,809

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	765,563

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,033,863

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,564,696

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,588,266
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,711,480

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,503,457

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,846,629

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,604,214

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,939,426
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,817,865
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,195,457

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa2/NR/NR	1,288,094

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,745,250

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,613,153
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,069,350

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,837,048

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,670,818

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,201,380

	Wasco County, Oregon School District #12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,006,823

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,030,693
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,531,120
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,858,992
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,634,680
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,882,335
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,591,330
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,199,425
1,015,000	4.000%, 06/01/29 Series 2016	Aa2/NR/NR	1,132,395

	Washington Clackamas & Yamhill Counties, Oregon School District #88J
2,000,000	5.000%, 06/15/25	Aa1/AA+/NR	2,461,640
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,416,499

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,697,802

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,503,794
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,118,660
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,106,840

	Total School Districts		142,421,869

	Special District (4.1%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,575,059

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,154,416
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,043,774

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,427,000

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,126,619
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,709,076
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,376,176

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,337,431
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,262,898

	Total Special District		26,012,449

	State (6.4%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	904,425
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,412,230
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,276,436
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,595,494
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,295,956

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,419,086

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	620,090
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,232,570
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,223,350

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,210,850

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,619,831
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,208,170
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,404,000
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,467,245
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,528,527
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,209,060
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,787,830

	State of Oregon Department of Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,966,607
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,294,245

	State of Oregon Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,782,686

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,216,700
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,540,425

	Total State		41,215,813

	Transportation (1.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	6,169,700

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,251,560

	Total Transportation		7,421,260

	Water & Sewer (0.7%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,152,877

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,830,000

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,382,141

	Total Water & Sewer		4,365,018

	Total General Obligation Bonds		296,301,025

	Revenue Bonds (31.4%)

	City & County (2.7%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa1/NR/NR	2,569,441

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	616,325

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,215,698
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,849,604

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aaa/NR/NR	1,045,480

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,850,880
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,087,078

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,053,040

	Total City & County		17,287,546

	Electric (1.6%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,480,935
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,850,226

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,817,567

	Total Electric		10,148,728

	Higher Education (1.8%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,140,960
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,380,640

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,319,594
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,145,360
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,304,778

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,648,590

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,061,770
670,000	5.000%, 10/01/32	NR/A/NR	675,601

	Total Higher Education		11,677,293

	Hospital (6.2%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,002,060

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	10,091,697
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,305,960
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,514,675
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,175,450

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,069,420
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,080,440
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,074,660

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,611,060
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,155,880
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,657,666
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,928,404
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,130,040

	Total Hospital		39,797,412

	Housing (0.6%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,380,046

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,543,373

	State of Oregon Housing and Community Services
1,020,000	1.800%, 01/01/23	Aa2/NR/NR	1,026,650

	Total Housing		3,950,069

	Lottery (3.8%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,156,339
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,990,103
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,737,630
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,213,430
2,000,000	5.000%, 04/01/24 Series C	Aa2/AAA/NR	2,422,600
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,666,060
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	6,110,100
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,827,360
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,202,090

	Total Lottery		24,325,712

	Transportation (7.4%)

	Oregon State Department Transportation Highway Usertax, Senior Lien
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,280,865
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,872,728
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,268,374
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,652,640

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,058,735
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,195,150
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,837,241

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,915,003
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,951,958
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,398,970

	Tri-County Metropolitan Transportation District, Oregon Senior Lien Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,240,760
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,322,980
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	2,011,202
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,797,825
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,414,593

	Total Transportation		47,219,024

	Water and Sewer (7.3%)

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,914,589

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	140,601
450,000	5.000%, 08/01/29	Aa2/AA/AA+	545,661

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,113,860

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	795,245

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,892,731
3,500,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	4,201,645

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,289,814
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,415,760
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,433,280
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,397,720

	Portland, Oregon Water System Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,355,733

	Portland, Oregon Water System Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,377,260

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,367,523

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25†††	Aa2/NR/NR	4,303,880

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,077,430

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	3,004,359

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,115,434
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,650,090
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	3,096,069
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,963,365

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,218,489

	Total Water and Sewer		46,670,538

	Total Revenue Bonds		201,076,322

	Pre-Refunded Bonds (20.0%)††

	Pre-Refunded General Obligation Bonds (10.5%)

	Community College (1.9%)

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,052,875
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,281,658
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,598,181

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,504,747

	Total Community College		12,437,461

	Higher Education (0.8%)

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,621,413

	State of Oregon Board of Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,042,660
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,042,660
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	525,305

	Total Higher Education		5,232,038

	School District (6.1%)

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,074,510
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,003,961
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,934,118
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,149,020
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,043,542

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,192,706
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,062,354
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,129,860
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,111,412
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,223,530
500,000	5.000%, 06/15/34	Aa1/AA+/NR	537,255

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,806,648

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,235,650

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,034,270
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,037,780
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,033,760

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA/NR	1,373,478
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA/NR	1,075,380

	Total School District		39,059,234

	Special District (0.2%)

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,058,950

	Total Special District		1,058,950

	State (1.5%)

	State of Oregon Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,333,764
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	530,565

	State of Oregon Department of Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,361,450

	State of Oregon Department of Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR	1,581,425
960,000	5.000%, 11/01/28 Series C	NR/NR/NR	1,043,414

	Total State		9,850,618

	Total Pre-Refunded General Obligation Bonds		67,638,301

	Pre-Refunded Revenue Bonds(9.5%)

	Electric (1.3%)

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,875,389

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,291,520

	Total Electric		8,166,909

	Higher Education (1.6%)

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/A-/NR	3,089,100

	Oregon State Facilities Authority (Willamette University)
1,830,000	5.000%, 10/01/32	NR/NR/NR*	1,847,403

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/NR/NR	5,336,250

	Total Higher Education		10,272,753

	Hospital (2.2%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	3,848,950
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,320,070

	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,908,105

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,104,880

	Total Hospital		14,182,005

	Lottery (1.5%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	7,194,817
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,667,625

	Total Lottery		9,862,442

	Transportation (1.0%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	762,893

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	1,998,403
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,129,300
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,208,790

	Total Transportation		6,099,386

	Water and Sewer (1.9%)

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,638,200

	Portland Oregon Sewer System Refunding (Second Lien)
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,191,300

	Washington County, Oregon Clean Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,339,880

	Total Water and Sewer		12,169,380

	Total Pre-Refunded Revenue Bonds		60,752,875

	Total Pre-Refunded Bonds		128,391,176

	Total Investments (cost $603,593,743-note b)	97.5%	625,768,523
	Other assets less liabilities	2.5	15,765,351
	Net Assets	100.0%	$641,533,874

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	17.4%
Pre-refunded bonds††	20.5
Aa of Moody's or AA of S&P or Fitch	53.1
A of Moody's or S&P	6.1
Baa of Moody's or BBB of S&P	2.5
Not Rated*	0.4
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

††† Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2017
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $603,593,753 amounted to $22,174,770, which consisted of aggregate gross unrealized appreciation of $24,646,597 and aggregate gross unrealized depreciation of $2,471,827.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2017:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	625,768,523
Level 3 – Significant Unobservable Inputs	—
Total	$625,768,523
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 9, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 9, 2017